Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 650	$ 22,701	$ 116	$ 23,467
Oil - CA [Member]
Total		19,027	97	19,124
Oil and Natural Gas - UT [Member]
Total		$ 3,674	$ 19	$ 3,693